Credit facilities and loans (Details) - Revolving Credit Facility - SVB Credit Facility - Line of Credit - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2020	Dec. 31, 2023
Line of Credit Facility [Line Items]
Aggregate amount (up to)		$ 75,000,000
Borrowing base calculation, MRR multiplier		600.00%
Interest rate, stated percent		3.50%
Basis spread		0.25%
Unused capacity commitment fee, percent		0.30%
Minimum liquidity requirement		$ 35,000,000
Debt instrument, term	2 years
Drawn amount	$ 0		$ 25,000,000